Significant event – Gulf of Mexico oil spill - Summary of significant events impact on financial statements (Details) - USD ($) $ in Millions		12 Months Ended			105 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Jan. 01, 2019
Income statement
Production and manufacturing expenses	[1]	$ 23,005	$ 24,229	$ 29,077
Profit (loss) before interest and taxation		19,378	9,474	(430)
Finance costs	[1]	2,528	2,074	1,675
Profit (loss) before taxation		16,723	7,180	(2,295)
Less: Taxation	[1]	(7,145)	(3,712)	2,467
Profit (loss) for the year	[2],[3]	9,578	3,468	172
Current assets
Trade and other receivables		24,478	24,849		$ 24,478	$ 24,673
Current liabilities
Trade and other payables		(46,265)	(44,209)		(46,265)	(46,209)
Provisions		(2,564)	(3,324)		(2,564)	(2,547)
Non-current assets
Deferred tax		3,706	4,469		3,706	3,736
Non-current liabilities
Other payables		(13,830)	(13,889)		(13,830)	(14,013)
Provisions		(17,732)	(20,620)		(17,732)	(17,657)
Deferred tax liabilities		(9,812)	(7,982)		(9,812)	(9,767)
Net assets		101,548	100,404		101,548	$ 101,218
Cash flow statement
Profit (loss) before taxation		16,723	7,180	(2,295)
Net charge for provisions, less payments		986	2,106	4,487
(Increase) decrease in other current and non-current assets		(2,858)	(4,848)	(1,172)
Increase (decrease) in other current and non-current liabilities		(2,577)	2,344	1,655
Gulf of Mexico Oil Spill
Income statement
Production and manufacturing expenses		714	2,687	6,640
Profit (loss) before interest and taxation		(714)	(2,687)	(6,640)	(65,014)
Finance costs		479	493	494	1,944
Profit (loss) before taxation		(1,193)	(3,180)	(7,134)	(66,958)
Less: Taxation		174	(2,222)	3,105
Profit (loss) for the year		(1,019)	(5,402)	(4,029)
Current assets
Trade and other receivables		214	252		214
Current liabilities
Trade and other payables		(2,279)	(2,089)		(2,279)
Provisions		(333)	(1,439)		(333)
Net current assets (liabilities)		(2,398)	(3,276)		(2,398)
Non-current assets
Deferred tax		1,563	2,067		1,563
Non-current liabilities
Other payables		(11,922)	(12,253)		(11,922)
Provisions		(12)	(1,141)		(12)
Deferred tax liabilities		3,999	3,634		3,999
Net non-current assets (liabilities)		(6,372)	(7,693)		(6,372)
Net assets		(8,770)	(10,969)		(8,770)
Cash flow statement
Profit (loss) before taxation		(1,193)	(3,180)	(7,134)	$ (66,958)
Net charge for interest and other finance expense, less net interest paid		479	493	494
Net charge for provisions, less payments		240	2,542	4,353
(Increase) decrease in other current and non-current assets		(485)	(1,738)	(3,210)
Increase (decrease) in other current and non-current liabilities		(2,572)	(3,453)	(1,608)
Pre-tax cash flows		$ (3,531)	$ (5,336)	$ (7,105)

[1]	See Note 2 for information on the impact of the Gulf of Mexico oil spill on these income statement line items.
[2]	See Note 32 for further information.
[3]	See Note 32 for further information.